Fidelity (logo) Investments®|||||||||||||||||||||||||||||||||||||||||||||||||||||||||||||	245 Summer Street Boston MA 02210 617 563 7000
June 26, 2015

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

Re:	Fidelity Aberdeen Street Trust (the trust):
Fidelity Freedom Index Income Fund
Fidelity Freedom Index 2005 Fund
Fidelity Freedom Index 2010 Fund
Fidelity Freedom Index 2015 Fund
Fidelity Freedom Index 2020 Fund
Fidelity Freedom Index 2025 Fund
Fidelity Freedom Index 2030 Fund
Fidelity Freedom Index 2035 Fund
Fidelity Freedom Index 2040 Fund
Fidelity Freedom Index 2045 Fund
Fidelity Freedom Index 2050 Fund
Fidelity Freedom Index 2055 Fund
Fidelity Freedom Index 2060 Fund (the funds)
File Nos. 033-43529 and 811-06440

__________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus and Statement of Additional Information with respect to the above referenced funds do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/Scott C. Goebel
Scott C. Goebel
Secretary of the Trust